AOG Institutional Diversifed Fund
Schedule of Investments (Unaudited)
June 30, 2023
Shares		Fair Value
MASTER FUND - 100.3%
3,914,786	AOG Institutional Diversified Master Fund (Cost - $61,857,104)	$ 60,463,101

	TOTAL INVESTMENTS - 100.3% (Cost $61,857,104)	$ 60,463,101
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(186,671)
	NET ASSETS - 100.0%	$ 60,276,430

AOG Institutional Diversifed Master Fund
Schedule of Investments (Unaudited)
June 30, 2023
Shares		Fair Value

	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 17.7%
105,419	Arctrust III, Inc. (a)(b)	$ 1,131,858
112,582	Ares Real Estate Income Trust (a)	944,992
107,660	Cottonwood Communities (a)	1,880,146
88,574	Hines Global Income Trust, Inc. (a)	928,255
62,345	Invesco REIT, Class I (a)	1,876,188
67,204	Jones Lang LaSalle Income Property Trust, Inc. (a)	895,833
114,486	RREEF Property Trust, Inc. (a)	1,654,319
56,257	Starwood NAV REIT (a)	1,399,119
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS (Cost - $11,521,630)	10,710,710

	CLOSED-END INTERVAL FUNDS - 29.9%
	ALTERNATIVE FUNDS - 17.9%
79,889	Ares Landmark Private Markets Fund (a)(c)	2,147,428
243,013	Carlyle Tactical Private Credit Fund (a)	2,021,871
79,558	CION Ares Diversified Credit Fund (a)	1,949,966
46,200	Conversus Stepstone Private Markets Fund (a)	2,191,749
86,836	Variant Alternative Income Fund (a)	2,510,420
		10,821,434
	EQUITY FUNDS - 2.5%
28,507	Bluerock Total Income+ Real Estate Fund (a)	955,263
13,399	The Private Shares Fund (a)	543,053
		1,498,316
	FIXED INCOME FUNDS - 6.5%
88,214	Apollo Diversified Credit Fund	1,896,596
185,529	Cliffwater Enhanced Lending Fund (a)	2,022,264
		3,918,860

	REAL ESTATE FUND - 3.0%
62,635	KKR Real Estate Select Trust, Inc. (a)	1,807,029

	TOTAL CLOSED END INTERVAL FUNDS (Cost - $18,202,509)	18,045,639

	PRIVATE EQUITY FUNDS - 11.3%
60,012	CPG Carlyle Commitments (a)	1,913,177
898,837	iCapital Carlyle Direct Access II, LP (a)(c)	867,030
60,891	iDirect Private Markets (a)	1,959,479
140,649	Pomona Investment Fund, Class I (a)(c)	2,070,352
	TOTAL PRIVATE EQUITY FUNDS (Cost - $7,181,463)	6,810,038

	PRIVATE BUSINESS DEVELOPMENT COMPANIES - 6.7%
	ASSET MANAGEMENT - 6.7%
84,842	Apollo Debt Solutions BDC	2,051,470
217,564	Owl Rock Core Income (a)	2,025,517
	TOTAL PRIVATE BUSINESS DEVELOPMENT COMPANIES (Cost - $4,000,000)	4,076,987

AOG Institutional Diversifed Master Fund
Schedule of Investments (Unaudited)(Continued)
June 30, 2023
Shares			Fair Value
		COMMON STOCK - 1.6%
153,850		Aspiration Partners, Inc. (c) (Cost - $1,000,025)	$ 1,000,025

		OPEN-END FUND - 1.6%
37,679		Cantor Fitzgerald Income Trust, Inc. (a) (Cost - $1,000,000)	950,640

		PRIVATE INVESTMENT FUNDS - 6.6%
95,585		Barings Private Credit Corporation	1,980,515
50,125		Carlyle Secured Lending III (a)(c)	1,001,504
40,984		HPS Corporate Lending Fund (a)(c)	1,002,049
		TOTAL PRIVATE INVESTMENT FUNDS (Cost - $4,000,000)	3,984,068

		PARTNERSHIP INTEREST - 1.1%
		ASSET MANAGEMENT - 0.3%
272,500		Alpha Partners Fund III, LP (a)(c)	206,017

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
500,000		ICON Ark Co-Investment LP (a)(c)	500,000

		TOTAL PARTNERSHIP INTEREST (Cost - $772,500)	706,017

		SHORT-TERM INVESTMENT - 20.6%
		MONEY MARKET FUND - 20.6%
12,432,925		Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 5.00% (Cost - $12,432,925)(d)	12,432,925

		TOTAL INVESTMENTS - 97.1% (Cost $60,111,052)	$ 58,717,049
		ASSETS IN EXCESS OF OTHER LIABILITIES - 2.9%	1,746,052
		NET ASSETS - 100.0%	$ 60,463,101

BDC	-	Business Development Company
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Level 3 security fair valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Represents seven day yield as of June 30, 2023.